SIGNIFICANT COMMITMENTS AND AGREEMENTS	12 Months Ended
Dec. 31, 2022
SIGNIFICANT COMMITMENTS AND AGREEMENTS
SIGNIFICANT COMMITMENTS AND AGREEMENTS

33. SIGNIFICANT COMMITMENTS AND AGREEMENTS

a.   Capital expenditures

As of December 31, 2022, capital expenditures committed under the contractual arrangements are Rp10,046 billion and US$267 million.

The above balance includes the following significant agreements:

Contracting parties	Date of agreement	Significant part of the agreement
The Company and NEC Corporation	May 12, 2016 - March 31, 2023	Procurement and Installation Agreement of Sistem Komunikasi Kabel Laut ("SKKL") Indonesia Global Gateway Platform
Telkomsel and PT Phincon	September 12, 2019 - September 12, 2024	Development and Rollout Agreement ("DRA") and Technical Support Agreement ("TSA") Customer Relationship Management ("CRM") Solution System Integrator
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2021 - January 31, 2024	Procurement Agreement for Radio Ultimate Solution ("ROA") and TSA
The Company and PT Mastersystem Infotama	June 3, 2021 - April 6, 2023	Procurement and Installation Agreement of Expand IP Backbone Platform Cisco
Telkomsel, PT Sempurna Global Pratama, PT Lintas Teknologi Indonesia, and PT Ericsson Indonesia	September 1, 2021 - September 1, 2024	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2021 – October 8, 2024	Agreement of Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development
Telkomsel and PT Application Solutions	October 8, 2021 - October 8, 2024	TSA for OCS and SCP
Telkomsat and Thales Alenia Space France ("TAS")	October 28, 2021 - October 27, 2037	Procurement and Installation Agreement of HTS 113BT Satellite System
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Huawei Tech Investment	March 24, 2022 - March 24, 2025	Procurement Agreement for GGSN
Telkomsat and Space Exploration Technologies Corporation ("SpaceX")	April 19, 2022 - June 30, 2025	Procurement Agreement for Launch Service of HTS 113BT Satellite
The Company and PT Lintas Teknologi Indonesia	July 22, 2022 - March 19, 2023	Procurement and Installation Agreement of Nokia Dense wavelength-division multiplexing (”DWDM”) Platform

b.   Borrowings and other credit facilities

(i)   As of December 31, 2022, the Company has bank guarantee facilities for tender bonds, performance bonds, maintenance bonds, deposit guarantee, and advance payment bonds for various projects of the Company, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2022	Rp	294
BNI	500	March 31, 2022	Rp	129
Bank Mandiri	500	December 23, 2023	Rp	236
Total	1,500			659

(ii)   As of December 31, 2022, Telkomsel has bank guarantee facilities for various projects, as follows:

Lenders	Total facility	Maturity		Currency	Facility utilized
BRI	1,000	September 25, 2022	*)	Rp	23
BNI	2,100	December 11, 2022		Rp	1,577
Total	3,100				1,600

*)	Bank guarantee facility with BRI is on extension process Bank guarantee facility with BRI and BNI are mainly for performance bond and surety bond of radio frequency (Note 33c.i)

(iii) Telin has a US$15 million or equal to Rp233 billion bank guarantee from Bank Mandiri and has been renewed on December 23, 2022, with maximum credit limit of US$25 million or equal to Rp389 billion. The facility will expire on December 23, 2023. As of December 31, 2022, Telin has not had outstanding bank guarantee facility.

c.   Others

(i)	Radio frequency usage

With reference to Telecommunication Law No. 36/1999, based on the Decision Letter No. 025/TEL.01.02/2022 Year 2022 dated January 28, 2022 of the MoCI, the MoCI granted Telkomsel the rights to provide:

1.   Mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1,800 MHz, 2.1 GHz, and 2.3 GHz; and

2.   Basic telecommunication services.

With reference to Decision Letters No. 191 Year 2013, No.509 Year 2016, No. 1896 year 2017, No. 806 Year 2019, No.620 Year 2020, No. 178 Year 2021, and No. 479 Year 2022 of the MoCI, Telkomsel is required, among other things, to:

1.	Issue a performance bond each year amounting to Rp20 billion and a surety bond amounting Rp617.15 billion for spectrum 2.1 GHz.
2.	Issue a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz.
3.	Issue a surety bond each year amounting Rp360 billion for both spectrum 2.3 GHz Block A and C.
4.

Pay an annual right of usage (“BHP”) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

The following are radio frequency band licenses owned by Telkomsel along with the BHP fees paid during current year:

1.	Radio frequency for band 800 MHz, 900 MHz, and 1,800 MHz

Based on Decree No. 620 Year 2020 of the MoCI, concerning the extension of the determination of radio frequency bands 800 MHz, 900 MHz and 1,800 MHz, Telkomsel should pay annual frequency usage fees from 2020 to 2030.

2.	Radio frequency for band up to 2.1 GHz

Based on Decree No. 191 Year 2013 of the Ministry, concerning the appointment of PT Telekomunikasi Selular to use 2.1 GHz radio frequency for band 1,970 - 1,975 MHz paired with 2,160 - 2,165 MHz, the MoCI granted the Company to utilize the license until March 18, 2023.

Based on Decree No. 509 Year 2016 of the MoCI, concerning the extension of the determination of radio frequency 2.1 GHz for band 1,940 - 1,945 MHz paired with 2,130 - 2,135 MHz, the MoCI granted the extension of the license until March 28, 2026.

Based on Decree No. 806 Year 2019 of the MoCI (previously was regulated on Decree No. 356 Year 2018), concerning the extension of the determination of radio frequency 2.1 GHz for band 1,935 - 1,940 MHz paired with 2,125 - 2,130 MHz, the MoCI granted the extension of the license until September 30, 2029.

The aforementioned 2.1 GHz radio frequency band was rearranged in pursuant to the Decree No. 356 Year 2018 of the MoCI concerning the determination of 2.1 GHz radio frequency band for the purposes of mobile cellular network.

Based on Decree No. 479 Year 2022 of the MoCI, concerning the appointment of Telkomsel as winner of auction of 2.1 GHz radio frequency for band 1,975 - 1,980 MHz paired with 2,165 - 2,170 MHz effective from January 11, 2023.

In October 2022, the MoCI issued a Decree No. 480 Year 2022 concerning the rearrangement of the 2.1 GHz radio frequency band, including those used by Telkomsel.

3.	Radio frequency for band up to 2.3 GHz

Based on Decree No. 1896 Year 2017 of the MoCI, concerning the appointment of PT Telekomunikasi Selular to use 2.3 GHz radio frequency for band 2,300 - 2,330 MHz.

4.	Radio frequency for band up to 2.3 GHz Block A and C

Based on Decree No. 178 Year 2021 of the MoCI, concerning the appointment of PT Telekomunikasi Selular to use 2.3 GHz radio frequency for band 2,300 - 2,390 MHz, Telkomsel shall pay the annual BHP IPFR for Block A and Block C until 2030.

Based on Decree No. 445 Year 2021 of the MoCI, concerning the determination of radio frequency bands resulting from the rearrangement of the 2.3 GHz radio frequency band for the purposes of mobile cellular network, the aforementioned 2.3 GHz radio frequency band was rearranged.

Based on Decree No. 487 Year 2022 of the MoCI, Telkomsel received a right to use reallocated 2.3 GHz radio frequency from PT Berca Hardayaperkasa effective from November 18, 2022.

(ii)	Receivable under non-cancelable lease agreements

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment and land and building with terms ranging from 1 to 10 years and with expiry dates between 2023 and 2032. Periods may be extended based on the agreement by both parties.

The minimum amount of future lease payments and receipts for operating lease agreements are as follows:

	2021	2022
Less than 1 year	3,095	2,582
1-5 years	6,922	8,354
More than 5 years	4,732	5,107

Total	14,749	16,043

(iii)	USO

On December 27, 2011, Telkomsel (on behalf of Konsorsium Telkomsel, a consortium which was established with Mitratel on December 9, 2011) was selected by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”), now has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”) as a provider of the USO Program in the border areas with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to BANI for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No. 792/1/ARB-BANI/2016 requesting BAKTI to pay compensation to Telkomsel amounting to Rp218 billion, and as of the date of the issuance of these consolidated financial statements Telkomsel has received the payment from BAKTI amounting to Rp91 billion (before tax) and no additional payment.

The MoCI issued Regulation No. 5 Year 2021 dated March 31, 2021 which replaced previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Based on Decree No. 827/KOMINFO/BAKTI.31/KS.1/10/2021 dated October 4, 2021 of BAKTI granted Telkomsel as operating cooperation partners (“KSO”) for eight packages KSO, which cover Nusa Tenggara, Kalimantan, Sulawesi, Maluku, West Papua, West Central Papua, North Central Papua and South East Papua for period from 2021 until 2031.